Average Annual Total Returns (Invesco Van Kampen Real Estate Securities Fund)	12 Months Ended
	May 02, 2011
Average Annual Total Returns
Since Inception
Return Before Taxes | Class A, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class A: Inception (6/9/94)
Label	Return Before Taxes
1 Year	17.93%
5 Years	1.10%
10 Years	9.45%
Since Inception
Inception Date	Jun. 09, 1994
Return Before Taxes | Class B, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class B: Inception (6/9/94)
1 Year	19.71%
5 Years	1.74%
10 Years	9.54%
Since Inception
Inception Date	Jun. 09, 1994
Return Before Taxes | Class C, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class C: Inception (6/9/94)
1 Year	22.78%
5 Years	1.52%
10 Years	9.30%
Since Inception
Inception Date	Jun. 09, 1994
Return Before Taxes | Class Y, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class Y: Inception (07/21/05)
1 Year	24.95%
5 Years	2.50%
10 Years
Since Inception	3.08%
Inception Date	Jul. 21, 2005
Return After Taxes on Distributions | Class A, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class A: Inception (6/9/94)
Label	Return After Taxes on Distributions
1 Year	17.46%
5 Years	(0.59%)
10 Years	7.84%
Since Inception
Inception Date	Jun. 09, 1994
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Real Estate Securities Fund
Average Annual Total Returns
Column	Class A: Inception (6/9/94)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	11.62%
5 Years	0.60%
10 Years	7.81%
Since Inception
Inception Date	Jun. 09, 1994
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
FTSE NAREIT Equity All REITs Index
Average Annual Total Returns
Label	FTSE NAREIT Equity All REITs Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	27.95%
5 Years	3.03%
10 Years	10.76%
Lipper Real Estate Funds Index
Average Annual Total Returns
Label	Lipper Real Estate Funds Index
1 Year	23.19%	[1]
5 Years	1.83%	[1]
10 Years	9.78%	[1]

[1]	The Lipper Large-Cap Value Funds Index has been added as a peer group benchmark.